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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments - June 30, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 97.8% of Net Assets

		ARIZONA: 7.6%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	$100,000	$103,329
Baa1	BBB	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	102,080
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	144,524
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	229,573
Aa2	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	257,500
Aa3	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	266,702
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	279,847
Baa2	BBB+	Maricopa County Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	76,715
Aa3	AA	Northern Arizona University, 5%, 9/1/23	150,000	154,077
Aa2	AAA	Tempe Excise Tax Revenue, 5%, 7/1/20	225,000	235,534
Aaa	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100)(FGIC Insured), 5.8%, 6/1/24	275,000	288,126

		FLORIDA: 10.6%
nr	A	Emerald Coast Utilities Authority Revenue Bond, (FGIC Insured), 5%, 1/1/25	1,010,000	1,017,716
Aa3	AA-	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,165,879
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/1/23	750,000	771,510

		ILLINOIS: 5.0%
Aa2	AA	Regional Illinois Transportation Authority Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	362,334
A1	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,026,690

		INDIANA: 3.9%
Aaa	AAA	Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,085,674

		IOWA: 1.8%
Aa3	nr	Ankeny, Series B, 4%, 6/1/17	500,000	499,615

		KANSAS: 1.9%
Aaa	AAA	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	521,240

		MARYLAND: 0.3%
Aaa	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	80,000	89,302

		MASSACHUSETTS: 4.1%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,147,060

		MICHIGAN: 5.4%
A2	AA	Charles Stewart Mott Community College, (MBIA Insured), 5%, 5/1/18	720,000	750,370
Aa3	AA	Detroit City School District, (FGIC Insured), 6%, 5/1/20	300,000	337,946
Aa3	AA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	431,341

		MISSISSIPPI: 4.2%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	586,070
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	588,205

		MISSOURI: 14.5%
Aaa	AAA	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	314,577
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	318,303
Aa3	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	138,128
Aaa	AAA	Jefferson County School District, 6.7%, 3/1/11	155,000	164,254
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	330,925
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	309,984
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	329,607
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	500,000	517,340
Aaa	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	263,593
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	306,477
Aaa	AAA	St Louis County, Mortgage Revenue Bond, (AMT), 5.65%, 2/1/20	500,000	519,410
A2	A	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	224,028
Aaa	AAA	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (Prerefunded 2/15/10 @ $101)(AMBAC Insured), 5.75%, 2/15/17	300,000	317,832

		NEW JERSEY: 3.4%
Aaa	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	964,912

		NORTH CAROLINA: 10.1%
nr	BBB-	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	822,768
Baa1	nr	North Carolina Medical Care Community Revenue, 5.5%, 10/1/24	500,000	488,415
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	592,997
Aa3	AA	University of North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	924,327

		NORTH DAKOTA: 2.0%
Aaa	AAA	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	545,800

		PENNSYLVANIA: 7.7%
A1	AA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,135,910
A1	AA	Pennsylvania Higher Educational Facilities Authority Revenue Bond, 5%, 4/01/20	1,000,000	1,031,000

		SOUTH CAROLINA: 2.2%
Aaa	AAA	Lexington County Health Services District Inc., Hospital Revenue Bond, 5.75%, 1/1/28	100,000	109,420
A2	AA	Orangeburg County Government Action Authority, (MBIA Insured), 5%, 10/1/12	500,000	512,050

		TEXAS: 7.4%
Aa3	AA	Austin Water and Wastewater Revenue, 5%, 5/15/20	400,000	415,960
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	349,984
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,309,184

		VIRGINIA: 1.5%
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	165,272
Aaa	nr	Prince George, (Assured Guaranty Insured), 5%, 2/1/20	100,000	106,496
Aa3	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond, (AMBAC Insured), 5%, 7/15/16	150,000	160,749

		WASHINGTON: 3.5%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	635,298
Aaa	AAA	King County School District #415 Kent, (FSA Insured), 5.5%, 6/1/16	300,000	333,687

		WISCONSIN: 0.7%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue Bond, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	198,664

		TOTAL INVESTMENTS (Cost $ 26,990,038)		$27,376,310

		CASH AND RECEIVABLES LESS LIABILITIES: 2.2%		613,642

		NET ASSETS: 100%		$27,989,952

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments - June 30, 2008 (unaudited)

Credit Rating
Moody's	S&P		Principal Amount	Market Value
		LONG TERM MUNICIPAL BONDS: 98.4% of Net Assets

		ECONOMIC DEVELOPMENT: 10.0%
Aaa	AAA	James City County Economic Development Authority Revenue, 5%, 6/15/19	$1,050,000	$1,119,363
Aa2	AA	Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	769,779
Aaa	AAA	Roanoke County Economic Development Authority Lease Revenue, (Assured Guaranty Insured), 5%, 10/15/16	400,000	435,000

		EDUCATION: 8.1%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/01/21	1,000,00	1,041,130
Aa3	AA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	829,304

		GENERAL OBLIGATION: 17.3%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	217,564
Aaa	AAA	Loudoun County, (Prerefunded 5/1/12 @ 100), 5.25%, 5/1/13	620,000	664,262
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	524,995
Aaa	AAA	Lynchburg, 5.7%, 6/1/25	1,000,000	1,065,370
Aaa	nr	Prince George, (Assured Guaranty Insured), 5%, 2/1/20	200,000	212,992
Aaa	AAA	Richmond, 5%, 7/15/23	750,000	777,630
Aa1	AAA	Virginia Beach, 5%, 3/1/12	500,000	530,485

		HOSPITAL: 11.3%
A1	nr	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,039,150
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured), 5%, 10/1/10	250,000	262,542

A2	AA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	200,000	212,462
Aa3	AA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	530,655
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	575,455

		HOUSING: 7.3%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	425,238
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,269,625

		INDUSTRIAL DEVELOPMENT: 14.1%
A2	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,026,410
A2	AA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	484,315
A2	AAA	Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	300,000	331,500
Aa3	nr	Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	375,000	411,356
A2	AA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5%, 8/1/25	700,000	684,467
nr	A	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	325,197

		LEASING AND OTHER FACILITIES: 10.3%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	539,875
Aa2	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	774,735
Aa3	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,063,440

		TRANSPORTATION: 2.8%
A2	nr	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	373,527
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	275,000	283,027

		UTILITIES: 5.9%
Aaa	AAA	Richmond Public Utility Revenue, 4.5%, 1/15/33	300,000	287,520
Aa3	AA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,070,560

		WATER & WASTE: 11.3%
Aa3	AA	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	612,927
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	761,579
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/15	150,000	165,272
Aa3	AA+	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,080,950

		TOTAL INVESTMENTS (Cost $22,536,765)		$22,779,658

		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of Net Assets		359,741

		NET ASSETS: 100%		$23,139,399

Valuation Measurements: Various inputs are used in determining the value of the funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the funds’ assets as of June 30, 2008 (unaudited):

	Investments in Securities
Valuation Inputs	Tax-Free National Fund	Virginia Tax-Free Fund
Level 1: Quoted prices	$--	$--
Level 2: Other significant observable inputs	$27,376,310	$22,779,658
Level 3: Significant unobservable inputs	--	--
Total	$27,376,310	$22,779,658

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 15, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 15, 2008